UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,			EH1 3AN
(Address of principal executive offices)			(Zip code)

Gareth Griffiths 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

Baillie Gifford Multi Asset Fund

Annual Report

April 30, 2020

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund's annual and semi-annual shareholder reports will not be sent by mail unless you specifically request to receive paper copies. Instead, the reports will be made available on the Fund's website (https://www.bailliegifford.com/en/usa/professional-investor/funds/baillie-gifford-multi-asset-fund/literature/), and you will be notified by mail each time a shareholder report that includes your Fund is posted and provided with a website link to access the report.

If you have already elected to receive shareholders reports electronically, your election will not be affected and you need not take any further action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime in advance of January 1, 2021 by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by calling 1-844-394-6127 or by sending an e-mail request to BGFundsReporting@bailliegifford.com.

If you currently receive reports in paper and wish to continue to do so after January 1, 2021, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-844-394-6127 or send an email request to BGFundsReporting@bailliegifford.com. Your election to receive reports in paper will apply to all funds held in your account (whether or not they are Baillie Gifford Funds) if you invest through your financial intermediary or all Funds held with the Baillie Gifford Funds complex if you invest directly with the Funds.

Index

Page Number
01	Management Discussion
03	Fund Expenses
Baillie Gifford Multi Asset Fund
05	Industry Diversification Table
06	Portfolio of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
21	Statements of Changes in Net Assets
22	Financial Highlights
22	Selected Data for Class K
23	Selected Data for Institutional Class
24	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm
Supplemental Information
38	Federal Income Tax Information
39	Management of the Trust

Source: © David Robertson / Alamy Stock Photo

Management Discussion (unaudited)

Annual Report April 30, 2020

Baillie Gifford Multi Asset Fund

Market conditions and review of performance during the 12 months ended April 30, 2020

In the 12 months ended April 30, 2020, Baillie Gifford Multi Asset Fund's performance fell by 3.35% (Class K shares). The performance decline in the first quarter of 2020 (-14% 1/01/20 to 3/31/20) was substantial, impacting the Fund's longer-term performance figures and perhaps signifying the degree to which Q1 2020 has been a truly extraordinary period. It may seem a distant memory, but investment markets actually started 2020 in a relatively calm fashion, carrying through many of the same opportunities and risks which defined the global economy towards the end of 2019, with the progress on U.S.-China trade negotiations at the forefront.

However, as the international effects of COVID-19, the disease caused by the coronavirus, began to emerge in mid-February, investments in areas such as listed equities and real estate — two of the more economically exposed asset classes in the portfolio — began to fall in value. In late February and through March, however, there was a much more synchronised sell-off across a broad range of asset classes, the kind of disruption that can, over the short term, impair the ability of a multi-asset strategy to provide protection. Long-standing correlations can all but disappear over short but extreme periods of market volatility, and as a sense of the scale around the potential impact of COVID-19 gained momentum, many investors raised money to meet outflows, to cover collateral requirements or, more simply, to hold a greater percentage of their assets in cash.

Many markets experienced extreme levels of volatility in the first quarter of 2020. Conditions in bond markets have proven to be particularly challenging and, at the same time, real estate investment trusts suffered substantial price falls as it became clear that rent collection and dividend payments would be impacted in the near term. As investors searched for liquidity wherever they could find it, infrastructure funds moved to trade at discounts to their net asset value, and even gold, initially added to the Fund's portfolio in late February 2020 as a commodity that we expected to perform well in this sort of extreme scenario, struggled to provide the strong returns that we would have expected. Our holdings of trend-following strategies (within absolute return) have, however, provided useful positive returns recently.

What has become painfully apparent for the corporate world and financial markets more broadly is how many businesses and whole economic sectors have effectively been put on hold due to the impacts of COVID-19. From an investment perspective, this is a scenario with little precedent. What we can do to further understand how the current environment evolves from here is to continue learning about the progress being made to develop testing equipment, relevant treatments, and — crucially — a vaccine. This will help us to form a view of how and when the global economy can begin to recover. In turn, this helps us form a view on when investor sentiment might improve.

As we look forward from here, we are cautious around the prospects for economic activity and markets in general. We expect the impacts of COVID-19 to be long-lasting, with some freedoms curtailed for an extended period. On this basis, we have recently made several investment decisions which we believe will add robustness to the Fund's portfolio, including a reduction in listed equities and emerging market assets, alongside an increase in the allocation to more defensive assets, such as gold, currency hedges and externally-managed trend-following funds.

When looking out over the longer term, however, we retain our optimism. We do not believe this crisis will fundamentally change the global economy's ability to generate growth. Once we emerge from this healthcare crisis, we believe it is likely that the very extensive and supportive fiscal and monetary policies which have been implemented, in combination with energy prices at 20-year lows, will allow a reasonable recovery. Accordingly, we believe that there will be a time to significantly add economic risk exposure to the portfolio, and we will continue to work hard towards identifying those assets that we would buy at the point at which we consider both valuations and economic outlook to be suitably compelling.

01

Management Discussion (unaudited)

Annual Report April 30, 2020

Fund Performance for the periods ended 4/30/20 (Average Annual Total Returns)

	One year	% p.a. Since Inception (December 3, 2018)
Baillie Gifford Multi Asset Fund Class K	-3.35%	2.46%
Baillie Gifford Multi Asset Fund Institutional Class	-3.35%	2.46%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index	2.07%	2.16%

The returns are provided for all shares classes that had shares outstanding as of April 30, 2020. Additional year-over-year returns for each class are available in the Financial Highlights section.

Comparison of the change in value of $10,000 Investment in the Fund's Class K share and the index.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

02

Fund Expenses (unaudited)

Annual Report April 30, 2020

As a shareholder of Baillie Gifford Multi Asset Fund (the "Fund") you incur ongoing costs, including advisory fees, administration and supervisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase fees and redemption fees. Therefore, the second line of the table labeled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

03

Fund Expenses (unaudited)

Annual Report April 30, 2020

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratios Based on the Period 11/01/19 to 04/30/20	Expenses Paid During Period(1)
Baillie Gifford Multi Asset Fund — Class K
Actual	$1,000	$935.80	0.55%	$2.65
Hypothetical (5% return before expenses)	$1,000	$1,022.13	0.55%	$2.77
Baillie Gifford Multi Asset Fund — Institutional Class
Actual	$1,000	$935.80	0.55%	$2.65
Hypothetical (5% return before expenses)	$1,000	$1,022.13	0.55%	$2.77

(1)  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the year ended April 30, 2020. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal year may differ from expense ratios based on the one-year data in the financial highlights.

04

Industry Diversification Table

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

	Value	% of Total Net Assets
Aerospace/Defense	$12,724	0.1%
Agriculture	12,091	0.1
Apparel	22,576	0.2
Asset Backed Securities	346,709	3.4
Auto Parts & Equipment	13,733	0.1
Banks	50,842	0.5
Building Materials	6,668	0.1
Commercial Services	37,447	0.4
Computers	9,945	0.1
Diversified Financial Services	300,570	2.9
Electric	348,990	3.4
Electronics	18,591	0.2
Energy-Alternate Sources	192,188	1.9
Engineering & Construction	5,187	0.0
Entertainment	33,559	0.3
Food	21,128	0.2
Food Service	5,727	0.1
Forest Products & Paper	10,772	0.1
Gas	56,841	0.6
Hand/Machine Tools	8,120	0.1
Healthcare-Services	39,965	0.4
Internet	67,628	0.7
Investment Companies	43,544	0.4
Leisure Time	6,268	0.1
Lodging	3,850	0.0 *
Machinery-Diversified	6,140	0.1
Media	45,526	0.4
Mining	237,581	2.3
Miscellaneous Manufacturing	12,262	0.1
Oil & Gas	23,826	0.2
Packaging & Containers	30,020	0.3
Pharmaceuticals	9,743	0.1
Pipelines	10,968	0.1
Pooled Investment Vehicles	4,224,515	40.8
Real Estate	272,832	2.6
REITS	703,812	6.8
Retail	41,033	0.4
Software	21,220	0.2
Sovereign	2,663,600	25.7
Telecommunications	86,774	0.8
Transportation	11,087	0.1
Total Value of Investments	10,076,602	97.4
Other assets less liabilities	268,906	2.6
Net Assets	$10,345,508	100.0%

*  Amount rounds to less than 0.1%.

05

Portfolio of Investments

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
POOLED INVESTMENT VEHICLES — 40.8%
GUERNSEY — 5.1%
International Public Partnerships Ltd.	47,065	$92,207
NextEnergy Solar Fund Ltd.	59,795	84,930
Renewables Infrastructure Group Ltd. (The)	58,506	90,685
Sequoia Economic Infrastructure Income Fund Ltd.	80,000	99,752
TwentyFour Income Fund Ltd.	135,824	157,541
		525,115
IRELAND — 4.8%
Aspect Core Trend Fund	4,895	499,766
LUXEMBOURG — 0.3%
BBGI SICAV SA	17,957	36,146
SINGAPORE — 0.3%
Keppel Infrastructure Trust	83,500	29,241
UNITED KINGDOM — 3.2%
Foresight Solar Fund Ltd.	48,657	67,147
Greencoat UK Wind PLC	42,885	73,026
Hicl Infrastructure PLC	71,162	147,707
JLEN Environmental Assets Group Ltd.	27,430	38,804
		326,684
UNITED STATES — 27.1%
Baillie Gifford Emerging Markets Equities Fund, Class K (1)	8,691	151,837
Baillie Gifford International Alpha Fund, Class K (1)	100,493	1,177,782
Baillie Gifford U.S. Equity Growth Fund, Class K (1)	20,877	446,766
Credit Suisse Managed Futures Strategy Fund, Class I	48,904	461,653
iShares MSCI Global Gold Miners ETF	20,900	569,525
		2,807,563
Total Pooled Investment Vehicles
(cost $4,121,137)		4,224,515

The accompanying notes are an integral part of the financial statements.
06

Portfolio of Investments

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
TREASURY BILLS — 20.5%
UNITED STATES — 20.5%
U.S. Treasury Bill, 06/25/20 (2)	588,000	$588,066
U.S. Treasury Bill, 07/16/20 (2)	172,000	171,963
U.S. Treasury Bill, 09/24/20 (2)	577,000	576,701
U.S. Treasury Bill, 01/28/21 (2)	788,000	787,070
Total Treasury Bills
(cost $2,124,696)		2,123,800
COMMON STOCKS — 10.6%
AUSTRALIA — 1.3%
Nickel Mines Ltd. *	136,053	48,456
Western Areas Ltd.	60,040	84,633
		133,089
CANADA — 0.5%
Hydro One Ltd.	2,630	47,689
GERMANY — 2.6%
ADO Properties SA	285	7,985
Deutsche Wohnen SE	4,405	178,527
LEG Immobilien AG	375	43,052
Vonovia SE	875	43,268
		272,832
INDONESIA — 0.8%
Vale Indonesia TBK PT *	476,000	81,454
IRELAND — 0.4%
Greencoat Renewables PLC	35,343	43,544
ITALY — 0.6%
Italgas SpA	10,145	56,841
MALAYSIA — 0.2%
Tenaga Nasional Bhd	7,500	21,236

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
SOUTH KOREA — 0.3%
Korea Electric Power Corp. ADR *	1,900	$18,259
Korea Electric Power Corp. *	611	11,942
		30,201
SPAIN — 0.4%
EDP Renovaveis SA	3,690	45,241
UNITED KINGDOM — 1.3%
John Laing Group PLC	30,350	139,235
UNITED STATES — 2.2%
Ameren Corp.	440	32,010
American Electric Power Co., Inc.	400	33,244
Avangrid, Inc.	750	32,250
Consolidated Edison, Inc.	380	29,944
DTE Energy Co.	300	31,122
Eversource Energy	370	29,859
TerraForm Power, Inc., Class A	2,150	37,238
		225,667
Total Common Stocks
(cost $1,145,734)		1,097,029
CORPORATE BONDS — 7.4%
AUSTRALIA — 0.1%
FMG Resources August 2006 Pty Ltd., 4.75%, 05/15/22	9,000	9,040
CANADA — 0.2%
Bell Canada, Inc., Series MTN, 4.75%, 09/29/44	16,000	13,741
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26	10,000	10,280
Vermilion Energy, Inc., 5.63%, 03/15/25	7,000	4,515
		28,536
FRANCE — 0.3%
Electricite de France SA, 6.95%, 01/26/39	11,000	16,194
Orange SA, 9.00%, 03/01/31	9,000	14,274
		30,468

The accompanying notes are an integral part of the financial statements.
08

Portfolio of Investments

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
ITALY — 0.1%
Telecom Italia Capital SA, 7.20%, 07/18/36	10,000	$11,223
NETHERLANDS — 0.1%
Stichting AK Rabobank Certificaten, 6.50% (3)	10,000	10,818
SOUTH AFRICA — 0.0% (4)
Sappi Papier Holding GMBH, 7.50%, 06/15/32	3,000	2,850
UNITED KINGDOM — 0.2%
British Land Co. PLC (The), 5.26%, 09/24/35	8,000	13,316
HSBC Holdings PLC, 5.75%, 12/20/27	8,000	11,979
		25,295
UNITED STATES — 6.4%
ACI Worldwide, Inc., 5.75%, 08/15/26	4,000	3,980
Adient US LLC, 7.00%, 05/15/26	6,000	5,970
Antero Resources Corp., 5.38%, 11/01/21	7,000	6,261
Aramark Services, Inc., 5.00%, 02/01/28	6,000	5,727
Arrow Bidco LLC, 9.50%, 03/15/24	7,000	3,850
AT&T, Inc., 5.25%, 03/01/37	12,000	14,220
Booking Holdings, Inc., 3.60%, 06/01/26	13,000	13,576
Carnival Corp., 11.50%, 04/01/23	6,000	6,268
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26	12,000	12,180
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/26	6,000	6,240
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30	12,000	12,060
CenturyLink, Inc., Series P, 7.60%, 09/15/39	11,000	11,232
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	11,000	10,968
Cincinnati Bell, Inc., 7.00%, 07/15/24	5,000	5,061
Cincinnati Bell, Inc., 8.00%, 10/15/25	8,000	8,100
Citigroup, Inc., 8.13%, 07/15/39	9,000	14,817
Cogent Communications Group, Inc., 5.38%, 03/01/22	6,000	6,080
Colfax Corp., 6.00%, 02/15/24	8,000	8,120
Compass Minerals International, Inc., 6.75%, 12/01/27	4,000	3,960
Darling Ingredients, Inc., 5.25%, 04/15/27	12,000	12,091
Dell, Inc., 7.10%, 04/15/28	9,000	9,945
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/26	12,000	12,570
FirstCash, Inc., 5.38%, 06/01/24	15,000	15,038
Freeport-McMoRan, Inc., 3.55%, 03/01/22	4,000	4,031
Freeport-McMoRan, Inc., 4.55%, 11/14/24	6,000	6,007

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
frontdoor, inc., 6.75%, 08/15/26	5,000	$5,187
General Electric Co., Series MTN, 5.55%, 01/05/26	11,000	12,262
Graham Holdings Co., 5.75%, 06/01/26	9,000	9,090
Hanesbrands, Inc., 4.63%, 05/15/24	7,000	6,998
Hanesbrands, Inc., 4.88%, 05/15/26	5,000	5,032
HCA, Inc., 5.88%, 02/15/26	11,000	12,238
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 08/15/26	10,000	9,743
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 06/15/25	12,000	12,150
L Brands, Inc., 6.88%, 11/01/35	4,000	2,946
LABL Escrow Issuer LLC, 6.75%, 07/15/26	6,000	6,200
Land O' Lakes, Inc., 7.25% (3)	3,000	2,828
Land O'Lakes Capital Trust I, 7.45%, 03/15/28	6,000	6,150
Laredo Petroleum, Inc., 10.13%, 01/15/28	11,000	4,481
Liberty Interactive LLC, 4.00%, 11/15/29	8,280	5,568
Masonite International Corp., 5.38%, 02/01/28	7,000	6,668
Matador Resources Co., 5.88%, 09/15/26	8,000	3,919
Match Group, Inc., 5.00%, 12/15/27	7,000	7,329
Match Group, Inc., 5.63%, 02/15/29	5,000	5,238
MEDNAX, Inc., 5.25%, 12/01/23	7,000	6,666
Meritor, Inc., 6.25%, 02/15/24	8,000	7,763
Mueller Water Products, Inc., 5.50%, 06/15/26	6,000	6,140
Netflix, Inc., 4.38%, 11/15/26	9,000	9,446
Netflix, Inc., 4.88%, 04/15/28	9,000	9,571
Penske Automotive Group, Inc., 5.50%, 05/15/26	13,000	12,014
PTC, Inc., 6.00%, 05/15/24	11,000	11,333
PTC, Inc., 3.63%, 02/15/25	6,000	5,907
QVC, Inc., 4.38%, 03/15/23	6,000	5,729
Range Resources Corp., 4.88%, 05/15/25	6,000	4,650
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 07/15/24	11,000	11,040
Sally Holdings LLC / Sally Capital, Inc., 8.75%, 04/30/25	2,000	2,028
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	4,000	3,278
Santander Holdings USA, Inc., 4.40%, 07/13/27	13,000	13,228
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26	8,000	7,922
Scientific Games International, Inc., 5.00%, 10/15/25	9,000	7,860
Scientific Games International, Inc., 8.25%, 03/15/26	5,000	3,775
Sealed Air Corp., 5.50%, 09/15/25	12,000	12,780
Sensata Technologies BV, 5.00%, 10/01/25	11,000	10,941
Service Corp. International, 5.13%, 06/01/29	6,000	6,240

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
Sirius XM Radio, Inc., 5.38%, 04/15/25	15,000	$15,469
Six Flags Entertainment Corp., 4.88%, 07/31/24	5,000	4,401
Six Flags Theme Parks, Inc., 7.00%, 07/01/25	7,000	7,243
Sprint Corp., 7.25%, 09/15/21	4,000	4,195
Sprint Corp., 7.63%, 03/01/26	4,000	4,728
SunPower Corp., 4.00%, 01/15/23	4,000	3,145
Tenet Healthcare Corp., 4.63%, 07/15/24	9,000	8,881
Townsquare Media, Inc., 6.50%, 04/01/23	7,000	6,189
TransDigm, Inc., 6.25%, 03/15/26	13,000	12,724
TTM Technologies, Inc., 5.63%, 10/01/25	8,000	7,650
VeriSign, Inc., 5.25%, 04/01/25	15,000	16,388
Verisk Analytics, Inc., 4.13%, 03/15/29	13,000	14,164
Wolverine World Wide, Inc., 5.00%, 09/01/26	11,000	10,546
WP Carey, Inc., 4.25%, 10/01/26	13,000	13,058
WW International, Inc., 8.63%, 12/01/25	8,000	7,953
XPO Logistics, Inc., 6.50%, 06/15/22	6,000	6,024
XPO Logistics, Inc., 6.25%, 05/01/25	5,000	5,063
		648,511
Total Corporate Bonds
(cost $763,149)		766,741
REITS — 6.6%
FRANCE — 1.2%
Covivio	740	46,473
Gecina SA	285	37,396
ICADE	530	40,712
		124,581
GERMANY — 0.4%
alstria office REIT-AG	2,634	39,483
GUERNSEY — 0.3%
UK Commercial Property REIT Ltd.	38,270	32,595
IRELAND — 0.6%
Hibernia REIT PLC	47,600	61,917

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

	Shares/Principal		Value
ITALY — 0.1%
Immobiliare Grande Distribuzione SIIQ SpA		2,537	$10,045
SPAIN — 0.2%
Merlin Properties Socimi SA		1,900	17,632
UNITED KINGDOM — 3.8%
British Land Co. PLC (The)		28,580	145,793
Hammerson PLC		52,369	46,402
Land Securities Group PLC		18,885	157,483
LondonMetric Property PLC		2,108	5,150
LXI REIT PLC		11,955	15,920
Tritax Big Box REIT PLC		13,465	20,437
			391,185
Total REITs
(cost $982,897)			677,438
INFLATION INDEXED BONDS — 5.2%
AUSTRALIA — 2.0%
Australian Government Bond, Series 27CI, 0.75%, 11/21/27	AUD	151,272	107,962
Australian Government Bond, Series 30CI, 2.50%, 09/20/30	AUD	127,806	107,513
			215,475
UNITED STATES — 3.1%
U.S. Treasury Inflation Indexed Bond, 0.75%, 02/15/42		69,260	81,739
U.S. Treasury Inflation Indexed Bond, 0.63%, 02/15/43		70,320	81,407
U.S. Treasury Inflation Indexed Bond, 1.38%, 02/15/44		59,936	80,862
U.S. Treasury Inflation Indexed Bond, 0.75%, 02/15/45		66,460	80,317
			324,325
Total Inflation Indexed Bonds
(cost $530,679)			539,800

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
COLLATERALIZED LOAN OBLIGATIONS — 3.4%
IRELAND — 2.3%
Carlyle Euro CLO, Class B, Series 2017-1X, 2.15%, FRN, (3 Month EURIBOR + 2.15%), 07/15/30 (5)	150,000	$148,574
Harvest CLO XVII DAC, 3.95%, FRN, (3 Month EURIBOR + 3.95%), 05/11/32 (5)	100,000	85,289
		233,863
NETHERLANDS — 1.1%
Barings Euro CLO, Class B1A, Series 2018-2X, 1.70%, FRN, (3 Month EURIBOR + 1.70%), 10/15/31 (5)	110,000	112,846
Total Collateralized Loan Obligations
(cost $404,623)		346,709
STRUCTURED NOTE — 2.9%
UNITED STATES — 2.9%
GS Finance Corp., Zero cpn., 05/24/21 (6) (cost $300,000)	300,000	300,570
TOTAL INVESTMENTS — 97.4%
(cost $10,372,915)		$10,076,602
Other assets less liabilities — 2.6%		268,906
NET ASSETS — 100.0%		$10,345,508

*  Non-income producing security.

(1)  Affiliated Fund.

(2)  Security issued on a discount basis with no stated coupon rate. Income is recognized through the accretion of discount.

(3)  Perpetual, callable security with no stated maturity date.

(4)  Amount rounds to less than 0.1%.

(5)  Variable rate security.

(6)  Commodity-linked note which uses LME Primary Nickel as the reference price. Value correlates to changes in this reference price.

3-Month EURIBOR rate as at April 30, 2020 was (0.27)%.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

A summary of the Fund's transactions with affiliated funds during the year ended April 30, 2020 is as follows:

Affiliated Fund Holdings

	Shares at April 30, 2019	Value at April 30, 2019	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Shares at April 30, 2020	Value at April 30, 2020	Income Distributions	Capital Gain Distributions
Baillie Gifford Emerging Markets Equities Fund, Class K	13,761	$285,408	$237,841	$(228,967)	$(110,019)	$(32,426)	8,691	$151,837	$9,145	$2,607
Baillie Gifford International Alpha Fund, Class K	94,255	1,208,349	177,784	(80,652)	717	(128,416)	100,493	1,177,782	32,349	32,889
Baillie Gifford U.S. Equity Growth Fund, Class K	19,082	332,796	162,012	(120,690)	(8,231)	80,879	20,877	446,766	—	6,219
	127,098	$1,826,553	$577,637	$(430,309)	$(117,533)	$(79,963)	130,061	$1,776,385	$41,494	$41,715

For more information on the affiliated fund holdings, please refer to Note B.

Open futures contracts outstanding at April 30, 2020:

Description	Counterparty	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Aus 10 Year Bond Futures	HSBC Securities (USA) Inc	June 2020	(2)	$(193,994)	$2,805
US 10 Year Ultra Futures	HSBC Securities (USA) Inc	June 2020	(1)	(224,781)	(7,755)
					$(4,950)

Open forward foreign currency contracts outstanding at April 30, 2020:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc	5/14/2020	RON	710,000	USD	163,265	$2,789	$—
HSBC Securities (USA) Inc	5/14/2020	TRY	687,000	USD	112,430	14,406	—
HSBC Securities (USA) Inc	5/14/2020	USD	237,013	EUR	218,000	1,947	—
HSBC Securities (USA) Inc	5/14/2020	USD	14,078	RON	63,000	162	—
HSBC Securities (USA) Inc	5/14/2020	EUR	218,000	USD	240,263	1,303	—
HSBC Securities (USA) Inc	5/20/2020	THB	8,680,000	USD	265,875	—	(2,399)
HSBC Securities (USA) Inc	5/20/2020	USD	60,974	THB	2,014,000	1,273	—
HSBC Securities (USA) Inc	5/28/2020	BRL	916,000	USD	163,011	—	(5,028)
HSBC Securities (USA) Inc	5/28/2020	EUR	311,000	USD	341,921	928	—
HSBC Securities (USA) Inc	5/28/2020	JPY	3,300,000	USD	31,429	667	—

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	5/28/2020	SEK	1,070,000	USD	112,572	$2,865	$—
HSBC Securities (USA) Inc	5/28/2020	USD	224,226	JPY	24,930,000	8,167	—
HSBC Securities (USA) Inc	5/28/2020	USD	218,021	BRL	916,000	—	(49,983)
Barclays Bank PLC	5/28/2020	USD	109,793	SEK	1,070,000	—	(86)
HSBC Securities (USA) Inc	5/28/2020	USD	248,501	EUR	225,000	—	(1,802)
HSBC Securities (USA) Inc	6/10/2020	AUD	364,396	USD	206,587	—	(30,902)
HSBC Securities (USA) Inc	6/10/2020	CAD	922,300	USD	636,664	—	(25,978)
HSBC Securities (USA) Inc	6/10/2020	CHF	582,700	USD	597,897	—	(6,482)
HSBC Securities (USA) Inc	6/10/2020	EUR	1,892,000	USD	2,036,544	—	(38,503)
HSBC Securities (USA) Inc	6/10/2020	GBP	1,991,890	USD	2,326,200	—	(183,015)
HSBC Securities (USA) Inc	6/10/2020	MXN	3,700,000	USD	150,385	—	(2,114)
HSBC Securities (USA) Inc	6/10/2020	USD	163,870	CHF	159,000	1,045	—
HSBC Securities (USA) Inc	6/10/2020	USD	167,160	CAD	238,500	4,194	—
HSBC Securities (USA) Inc	6/10/2020	USD	627,206	EUR	577,800	6,495	—
HSBC Securities (USA) Inc	6/10/2020	USD	230,954	GBP	198,000	18,470	—
HSBC Securities (USA) Inc	6/10/2020	USD	910,116	JPY	100,031,200	22,564	—
HSBC Securities (USA) Inc	6/11/2020	COP	400,000,000	USD	104,075	3,429	—
HSBC Securities (USA) Inc	6/17/2020	IDR	2,414,000,000	USD	144,145	—	(13,668)
HSBC Securities (USA) Inc	6/17/2020	KRW	674,000,000	USD	530,834	—	(24,404)
HSBC Securities (USA) Inc	6/17/2020	THB	14,020,000	USD	428,522	—	(4,807)
HSBC Securities (USA) Inc	6/17/2020	USD	70,114	KRW	88,000,000	2,380	—
HSBC Securities (USA) Inc	6/18/2020	AUD	157,000	USD	93,579	—	(8,744)
HSBC Securities (USA) Inc	6/18/2020	CLP	82,000,000	USD	94,968	—	(3,375)
HSBC Securities (USA) Inc	6/18/2020	KRW	130,500,000	USD	110,333	2,826	—
HSBC Securities (USA) Inc	6/18/2020	USD	94,343	AUD	157,000	7,981	—
HSBC Securities (USA) Inc	6/18/2020	USD	201,425	RUB	15,340,000	3,037	—
HSBC Securities (USA) Inc	6/18/2020	USD	109,918	KRW	130,500,000	—	(2,410)
HSBC Securities (USA) Inc	6/18/2020	USD	82,353	JPY	8,800,000	—	(291)
HSBC Securities (USA) Inc	7/9/2020	NZD	504,000	USD	305,389	—	(3,649)
HSBC Securities (USA) Inc	7/9/2020	USD	306,974	AUD	487,000	10,434	—
HSBC Securities (USA) Inc	7/23/2020	CAD	269,000	USD	188,556	—	(4,737)
HSBC Securities (USA) Inc	7/23/2020	GBP	91,000	USD	113,117	—	(1,536)
HSBC Securities (USA) Inc	7/23/2020	USD	27,053	ZAR	510,000	238	—
HSBC Securities (USA) Inc	7/23/2020	USD	205,183	GBP	174,000	14,043	—
HSBC Securities (USA) Inc	7/23/2020	USD	217,993	NOK	2,529,000	28,976	—
HSBC Securities (USA) Inc	7/23/2020	ZAR	2,480,000	USD	139,890	7,184	—
HSBC Securities (USA) Inc	7/30/2020	USD	206,049	KRW	252,000,000	1,721	—
Total unrealized appreciation (depreciation)						$169,524	$(413,913)
Net unrealized appreciation (depreciation)							$(244,389)

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

ADR  —  American Depositary Receipt

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLO  —  Collateralized Loan Obligation

CLP  —  Chilean Peso

COP  —  Colombian Peso

ETF  —  Exchange Traded Fund

EUR  —  Euro

EURIBOR  —  Euro Inter Bank Offer Rate

FRN  —  Floating Rate Note

GBP  —  Great Britain Pound

IDR  —  Indonesian Rupiah

JPY  —  Japanese Yen

KRW  —  South Korean Won

MTN  —  Medium Term Note

MXN  —  Mexican Peso

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

REIT  —  Real Estate Investment Trust

RON  —  Romanian Leu

RUB  —  Russian Ruble

SEK  —  Swedish Krona

THB  —  Thai Baht

TRY  —  Turkish Lira

ZAR  —  South African Rand

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

Fair Value Measurement

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:(1)
Pooled Investment Vehicles	$3,627,815	$596,700	$—	$4,224,515
Treasury Bills	2,123,800	—	—	2,123,800
Common Stocks	291,615	805,414	—	1,097,029
Corporate Bonds	—	766,741	—	766,741
REITs	—	677,438	—	677,438
Inflation Indexed Bonds	—	539,800	—	539,800
Collateralized Loan Obligations	—	346,709	—	346,709
Structured Note	—	300,570	—	300,570
Total Investments in Securities	$6,043,230	$4,033,372	$—	$10,076,602
Other Financial Instruments(2)
Forward Foreign Currency Contracts	—	169,524	—	169,524
Futures Contracts	2,805	—	—	2,805
Total Investments in Securities and Other Financial Instruments	$6,046,035	$4,202,896	$—	$10,248,931
Liabilities:
Other Financial Instruments(2)
Forward Foreign Currency Contracts	$—	$413,913	$—	$413,913
Futures Contracts	7,755	—	—	7,755
Total Other Financial Instruments	$7,755	$413,913	$—	$421,668

(1)  A complete listing of investments and additional information regarding the industry classification and geographical location of these investments is disclosed in the Portfolio of Investments.

(2)  Reflects the unrealized appreciation (depreciation) of the instruments.

See Note A for description of inputs used in the fair value hierarchy above.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Report April 30, 2020

April 30, 2020
Baillie Gifford Multi Asset Fund

ASSETS
Investments, at value (cost $8,627,929)	$8,300,217
Investments in affiliated funds, at value (cost $1,744,986)	1,776,385
Cash	688,010
Unrealized appreciation on forward foreign currency contracts	169,524
Deposit with broker for futures contracts	47,667
Due from Investment Advisor	75,968
Interest receivable	12,616
Dividends receivable	11,586
Tax reclaims receivable	2,325
Receivable for investments sold	781
Total Assets	11,085,079
LIABILITIES
Advisory fee payable	8,185
Unrealized depreciation on forward foreign currency contracts	413,913
Payable for investment purchased	138,873
Net unrealized depreciation on futures	4,950
Administration & Supervisory fee payable	6,055
Accrued expenses	167,595
Total Liabilities	739,571
NET ASSETS	$10,345,508
COMPOSITION OF NET ASSETS
Paid-in capital	$10,761,638
Total accumulated loss	(416,130)
$10,345,508
NET ASSET VALUE, PER SHARE
Class K ( $5,172,754 / 536,163 shares outstanding), unlimited authorized, no par value	$9.65
Institutional Class ( $5,172,754 / 536,163 shares outstanding), unlimited authorized, no par value	$9.65

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Report April 30, 2020

For the Year Ended April 30, 2020
Baillie Gifford Multi Asset Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $17,127)	$90,355
Income from affiliated funds	41,494
Interest	177,782
Total Investment Income	309,631
Expenses
Advisory fee (Note B)	35,878
Administration & Supervisory fee — Class K shares (Note B)	9,241
Administration & Supervisory fee — Institutional Class shares (Note B)	9,241
Transfer agency	33,440
Legal	153,876
Fund accounting	110,041
Professional fees	39,425
Registration fees	39,338
Printing fees	38,200
Clearing fees	29,367
Custody	13,994
Commitment fees	394
Trustees' fees	390
Miscellaneous	2,577
Total Expenses	515,402
Advisory fees waived/reimbursed	(444,733)
Affiliated fund expenses waived	(10,146)
Net Expenses	60,523
Net Investment Income	249,108
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	25,803
Investments in affiliated funds	(117,533)
Capital gains distributions from affiliated funds	41,715
Futures	(73,639)
Forward foreign currency contracts	556,024
Foreign currency transactions	(83,991)
348,379

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Report April 30, 2020

Net change in unrealized appreciation (depreciation) on:
Investments	(599,869)
Investments in affiliated funds	(79,963)
Futures	2,042
Forward foreign currency contracts	(275,799)
Translation of net assets and liabilities denominated in foreign currencies	349
(953,240)
Net realized and unrealized loss	(604,861)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(355,753)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Report April 30, 2020

Baillie Gifford Multi Asset Fund

	For the Year Ended April 30, 2020	For the Period December 4, 2018(a) through April 30, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$249,108	$127,671
Net realized gain	348,379	165,941
Net change in unrealized appreciation (depreciation)	(953,240)	407,649
Net increase (decrease) in net assets from operations	(355,753)	701,261
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	(360,050)	(21,161)
Institutional Class	(360,051)	(21,161)
Total Distributions to Shareholders	(720,101)	(42,322)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	—	5,000,000
Institutional Class	—	5,000,000
Dividends reinvested:
Class K	360,050	21,161
Institutional Class	360,051	21,161
Increase in Net Assets from Transactions in Shares of Beneficial Interest	720,101	10,042,322
Total Increase (Decrease) in Net Assets	(355,753)	10,701,261
NET ASSETS
Beginning of period	10,701,261	—
End of period	$10,345,508	$10,701,261

(a)  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Report April 30, 2020

Baillie Gifford Multi Asset Fund
Selected data for a Class K share outstanding throughout each period:

	For the Year Ended April 30, 2020	For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of period	$10.66	$10.00
From Investment Operations
Net investment income(b)	0.24	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(0.54)	0.57
Net increase (decrease) in net asset value from investment operations	(0.30)	0.70
Dividends and Distributions to Shareholders
From net investment income	(0.55)	(0.04)
From net realized gain on investments	(0.16)	—
Total Dividends and Distributions	(0.71)	(0.04)
Net asset value, end of period	$9.65	$10.66
Total Return
Total return based on net asset value(c)	(3.35)%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,173	$5,351
Ratio of net expenses to average net assets, after affiliated fund waiver but before waiver under expense limitation agreement(d)(e)	4.65%	3.02%*
Ratio of net expenses to average net assets, after affiliated fund waiver and waiver under expense limitation agreement(d)	0.56%	0.55%*
Ratio of net investment income to average net assets	2.29%	3.08%*
Portfolio turnover rate(f)	59%	14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(e)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Report April 30, 2020

Baillie Gifford Multi Asset Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Year Ended April 30, 2020	For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of period	$10.66	$10.00
From Investment Operations
Net investment income(b)	0.24	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(0.54)	0.57
Net increase (decrease) in net asset value from investment operations	(0.30)	0.70
Dividends and Distributions to Shareholders
From net investment income	(0.55)	(0.04)
From net realized gain on investments	(0.16)	—
Total Dividends and Distributions	(0.71)	(0.04)
Net asset value, end of period	$9.65	$10.66
Total Return
Total return based on net asset value(c)	(3.35)%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,173	$5,350
Ratio of net expenses to average net assets, after affiliated fund waiver but before waiver under expense limitation agreement(d)(e)	4.65%	3.02%*
Ratio of net expenses to average net assets, after affiliated fund waiver and waiver under expense limitation agreement(d)	0.56%	0.55%*
Ratio of net investment income to average net assets	2.29%	3.08%*
Portfolio turnover rate(f)	59%	14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(e)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Annual Report April 30, 2020

Note A — Organization and Accounting Policies

Baillie Gifford Multi Asset Fund (the "Fund") is a diversified series of Baillie Gifford Funds (the "Trust"). The investment objective of the Fund is to seek long-term capital growth at lower volatility than is typically associated with equity markets. For information on the specific investment strategies of the Fund, and description of each share class, please refer to the Fund's prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

As of April 30, 2020, the Fund offers Class K and Institutional Class shares.

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Fund during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange for which there is no reported sale during the day (and in the case of over-the-counter securities not so listed) are valued at the mean between the last available bid and ask prices.

Fixed income securities including corporate bonds, inflation indexed bonds, foreign government bonds, sovereign debts, and treasury bills are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy. Certain short-term debt obligations maturing within 60 days or less may be valued at their amortized cost unless Baillie Gifford Overseas Limited (the "Manager") determines that amortized cost does not represent fair value. These securities will be classified as Level 1 securities.

Investments in pooled investment vehicles are valued at the most recent published NAV for each investee fund. Where the most recent published NAV for an investee fund was determined at a time other than the pricing point of the Fund, the price may be subject to fair value adjustment as determined by the Manager. At April 30, 2020, there were no fair value adjustments required on investments in pooled investment vehicles.

Investments in structured securities are valued daily from an independent pricing source based on quotes received from the counterparty. Certain derivatives are centrally cleared or trade in the over-the-counter market. The Fund's pricing services use various techniques which may include industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund may invest in futures contracts which are valued at the closing settlement price established each day by the board of the exchange on which they are traded.

The Fund may invest in forward foreign exchange contracts which are valued based on closing exchange rates from each respective foreign market.

The Fund may enter into swap agreements which are valued by independent third-party pricing agents based upon the specific terms of each agreement.

Notes to Financial Statements

Annual Report April 30, 2020

The Fund may invest in collateralized loan obligations which are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. A collateralized loan obligation (CLO) is a security backed by a pool of debt. The investor receives scheduled debt payments from the underlying loans but assumes most of the risk in the event that borrowers default.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange and such events may not be reflected in the computation of the Fund's net asset value. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value.

If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Fund utilizes a third party pricing service which for all equity securities, except those traded on Canadian, Latin American, certain South American, or U.S. exchanges, subject to certain minimum confidence levels, applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Fund may invest in bonds issued by governments of both developed and emerging market economies. These may be denominated in the currency of the issuing country, or some other currency such as U.S. dollars.

Management has adopted Accounting Standard Update 2017-08, Premium Amortization on Purchased Callable Debt Securities (ASU 2017-08), in the current period and the cumulative adjustment was immaterial.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund's use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

Notes to Financial Statements

Annual Report April 30, 2020

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2020 is disclosed at the end of the Fund's Portfolio of Investments.

For the year ended April 30, 2020, there were no Level 3 investments for which significant unobservable inputs were used to determine the fair value.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Derivatives

The Fund may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligation under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and change in unrealized appreciation and depreciation on these contracts for the reporting period are included in the Statement of Operations.

The Fund may invest in forward foreign currency contracts primarily to manage exposure to certain foreign currencies. A forward contract is an agreement between the Fund and a counterparty to buy and sell a foreign currency at a specific exchange rate at a future date, and is subject to foreign exchange rate fluctuations. All contracts are "marked-to-market" daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency contracts on the Statement of Assets and Liabilities. The Fund records realized gains or losses at the time the forward foreign currency contract is settled. These realized and change in unrealized gains and losses are reflected on the Statement of Operations as gain (loss) on forward foreign currency contracts.

The Fund may invest in exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and the counterparty to buy or sell an asset at a specific price on a future date. Required initial margins are pledged by the Fund, and the accumulated daily change in the fair value is accounted for as an unrealized appreciation or depreciation on futures in the Statement of Assets and Liabilities.

Swap agreements are privately negotiated agreements between a fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a fund's portfolio, to protect a fund's value

Notes to Financial Statements

Annual Report April 30, 2020

from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfil its obligation under the agreement).

At April 30, 2020, the fair value of derivative instruments reflected on the Statement of Assets and Liabilities was as follows:

		Asset Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized appreciation on forward foreign currency contracts	$169,524
		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized depreciation on forward foreign currency contracts	$413,913
Futures	Interest rate risk	Net unrealized depreciation on futures	4,950 *

*  Includes net cumulative appreciation or net cumulative depreciation of futures contracts as disclosed in the Portfolio of Investments. Net unrealized depreciation on futures  as disclosed within the Statement of Assets and Liabilities includes adjustment for broker commissions.

The transactions in derivative instruments reflected on the Statement of Operations by primary risk exposure during the year ended April 30, 2020 were as follows:

Net Realized Gain (Loss) from:

Currency Risk — Forward Foreign Currency Contracts	Interest Rate Risk — Futures Contracts
$556,024	$(73,639)

Net Change in Unrealized Appreciation (Depreciation) on:

Currency Risk — Forward Foreign Currency Contracts	Interest Rate Risk — Futures Contracts
$(275,799)	$2,042

As of April 30, 2020, the Fund had transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included on the Statement of Operations. For financial reporting purposes, the Statement of Assets and Liabilities generally shows derivative assets and liabilities on a gross basis, which reflects the full risks

Notes to Financial Statements

Annual Report April 30, 2020

and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following table:

Assets				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received*	Net Amount
Futures	$2,805	$(2,805)	$—	$—	$—	$—
Forward Foreign Currency Contracts	169,524	—	169,524	(169,524)	—	—
Total	$172,329	$(2,805)	$169,524	$(169,524)	$—	$—
Liabilities				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged*	Net Amount
Futures	$(7,755)	$2,805	$(4,950)	$—	$4,950	$—
Forward Foreign Currency Contracts	(413,913)	—	(413,913)	169,524	—	(244,389)
Total	$(421,668)	$2,805	$(418,863)	$169,524	$4,950	$(244,389)

*  Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate with value.

For the year ended April 30, 2020 the average monthly volume of derivatives was as follows:

	Longs	Shorts
Forward foreign currency contracts (contract value)	$3,401,665	$(9,693,871)
Futures (notional value)	—	(1,149,218)

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized using the effective interest method and reflected within interest income on the Statement of Operations.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized

Notes to Financial Statements

Annual Report April 30, 2020

gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld.Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in foreign jurisdictions on gains realized upon the sale of securities.

If the Fund had exposure to capital gains taxes, it would accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The Fund did not have material exposure to foreign capital gains taxes in the current period.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The tax period ended 2019 through present remain subject to examination.

At April 30, 2020 for federal income tax purposes, the Fund had no capital loss carryforwards.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October losses/Late-Year Specified") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. During the year ended April 30, 2020, the Fund elected to defer net post-October or late year losses as indicated.

At April 30, 2020, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Net Ordinary Income	Long Term Capital Gains	Capital Loss Carryforwards	Post October Capital/Currency Losses	Net Unrealized Appreciation/ Depreciation on Investments and Foreign Currencies	Total Accumulated Earnings/Deficit
Baillie Gifford Multi Asset Fund	$111,924	$—	$—	$(170,764)	$(357,290)	$(416,130)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the differing book/tax treatment of mark to market income on certain derivative contracts and securities categorized as PFICs.

Notes to Financial Statements

Annual Report April 30, 2020

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the year ended April 30, 2020 and period April 30, 2019, the tax characters of the dividends paid were:

Fund	Ordinary Income 2020	Long Term Capital Gains 2020	Return of Capital 2020	Ordinary Income 2019	Long Term Capital Gains 2019	Return of Capital 2019
Baillie Gifford Multi Asset Fund	$611,427	$108,674	$—	$42,322	$—	$—

For tax purposes, distributions from short-term capital gains, if any, are considered ordinary income distributions.

The Fund's cost of investments and gross unrealized appreciation (depreciation) at April 30, 2020 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation
Baillie Gifford Multi Asset Fund	$10,420,072	$367,997	$(711,467)	$(343,470)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on securities categorized as PFICs.

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the

Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee (the "Advisory Fee") in arrears.

The Advisory Fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford Multi Asset Fund	$0 - $2 >$2 - $5 Above $5	0.33 0.29% 0.27%%

The Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Fund, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of the Fund. The Fund has adopted an Administration, Supervisory and

Notes to Financial Statements

Annual Report April 30, 2020

Sub-Accounting Services Plan with respect to Class K and Institutional Class shares, which authorizes the Fund to pay the Manager an administration and supervisory fee (the "Administration and Supervisory Fee") quarterly, in arrears, at an annual rate of 0.17% of the Fund's average net assets.

The Manager has contractually agreed to irrevocably waive a portion of its management fee (the "Management Fee") in an amount equal to 100% of the Advisory Fee and Administration and Supervisory Fee paid by any Affiliated

Fund with respect to Fund assets invested in such Affiliated Fund. For purposes of this waiver, "Affiliated Fund" means any pooled investment vehicle that is managed by the Manager or by any of its affiliates and that pays a management fee. This contractual agreement (the "Affiliated Fund Waiver") has an indefinite term for so long as the Fund's investment advisory agreement and related contractual arrangements remain in full force and effect, and it may only be terminated by the Board.

The Manager has contractually agreed to waive its fees and/or bear expenses of the Fund to the extent that the Fund's total annual operating expenses (excluding taxes, sub-accounting expenses, acquired fund fees and expenses* and extraordinary expenses) exceed the following amounts, less the above Affiliated Fund Waiver:

Fund	Class	Expense Limitation	Expiration Date
Baillie Gifford Multi Asset Fund	Class K	0.65%	4/30/2021
Baillie Gifford Multi Asset Fund	Institutional Class	0.65%	4/30/2021

*  The term "acquired fund fees and expenses" originates in the mutual fund prospectus disclosure requirements and refers to a methodology for estimating the operating expenses of funds in which the fund invests. This information is part of the fees and expenses displayed in the Fund's prospectus.

Waived fees for the Fund are not subject to recoupment. The contractual fee waiver/expense reimbursement arrangements described above may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Bank of New York Mellon serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

The Fund may own outstanding voting shares of other funds within Baillie Gifford Funds, the issuer of which is considered an affiliate. At April 30, 2020, transactions in affiliated funds, if any, are listed at the end of the Portfolio of Investments.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the year ended April 30, 2020 were as follows:

	Purchases	Sales
Long Term Investments	$5,175,290	$4,747,108
U.S. Government Obligations	309,942	635,067

Notes to Financial Statements

Annual Report April 30, 2020

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford Multi Asset Fund
	Class K Shares For the Year Ended April 30, 2020		Institutional Class Shares For the Year Ended April 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	33,999	360,050	33,999	360,051
Shares redeemed	—	—	—	—
Net increase (decrease)	33,999	$360,050	33,999	$360,051
	Baillie Gifford Multi Asset Fund
	Class K Shares For the Period Ended April 30, 2019		Institutional Class Shares For the Period Ended April 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	500,000	$5,000,000	500,000	$5,000,000
Shares issued in reinvestment of dividends and distributions	2,164	21,161	2,164	21,161
Shares redeemed	—	—	—	—
Net increase (decrease)	502,164	$5,021,161	502,164	$5,021,161

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of April 30, 2020, the following shareholder beneficially owned 25% or more of the Fund's voting securities:

Fund	Investor	Percentage
Baillie Gifford Multi Asset Fund	Baillie Gifford International LLC	100.00%

Purchase and redemption activity of this account may have a significant effect on the operation of the Fund.

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Notes to Financial Statements

Annual Report April 30, 2020

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 21, 2020 and expiring April 20, 2021, which allows certain series of the Trust to borrow up to $50 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month USD LIBOR Rate. Pursuant to allocation procedures adopted by the Board, the Fund borrowing pursuant to the Credit Agreement shall bear any expenses associated with the credit facility or borrowings thereunder.

Prior to April 1, 2020, the commitment fee associated with the line of credit was payable on a pro-rata basis by Class K and Institutional Class of the series of the Trust that were parties to the agreement.

Effective April 1, 2020, the commitment fee is payable as a fund level expense. The rate payable at April 30, 2020 was 1.58% on any amounts drawn down. There were no drawdowns in the period.

Note H — Principal Risks (unaudited)

The below is a selection of the Fund's principal risks, the Fund's principal risks are further described in its prospectus.

LIBOR Phaseout

The United Kingdom's Financial Conduct Authority, which regulates the London Interbank Offered Rate ("LIBOR"), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund.

Further, the Fund's Credit Agreement in place with Bank of New York Mellon references LIBOR and as such a suitable replacement reference rate will be required ahead of the end of 2021. The Manager has set up a LIBOR working group to consider and plan for LIBOR's discontinuation including considering the impact on the Fund's Credit Agreement and instruments held by the Fund. Actions are being taken to reduce or remove LIBOR references in advance of the December 2021 deadline.

Asset Allocation Risk

The Fund's investment performance depends upon the successful allocation of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. Asset allocation does not eliminate risk, and market conditions sometimes arise in which even effective asset allocation cannot prevent losses. There is no guarantee that the Fund's allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in the Fund as a result of these allocation decisions.

Long-Term Investment Strategy Risk

The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

Volatility Management Risk

There can be no guarantee that the portfolio managers will be successful in managing the Fund's overall level of

Notes to Financial Statements

Annual Report April 30, 2020

volatility. As a result, the Fund may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies may also result in less favorable performance than if such strategies had not been used. Volatility is nondirectional; low volatility does not necessarily suggest that the Fund will not lose value or is less risky.

Currency and Currency Hedging Risk

The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Debt Securities Risk

The values of debt securities may decrease as a result of many factors, including general market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, illiquidity in debt securities markets, prepayments of principal, and slower-than-expected principal payments. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Derivatives Risk

Investing in derivative instruments involves the risk that these instruments' values may not move as expected relative to the values of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, counterparty risk, and liquidity risk.

Non-U.S. Investment Risk

Non-U.S. securities and securities denominated in foreign currencies are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, generally less government supervision of foreign securities markets and issuers and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Emerging Markets Risk

To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Equity Securities Risk

Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

Underlying Funds Risk

Investments in other pooled investment vehicles may indirectly expose the Fund to all of the risks applicable to an investment in such other pool. The Fund must pay its pro rata portion of the other pooled vehicles fees and expenses. If such pool is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their net asset value, an effect that might be more pronounced in less liquid markets. Further, the Manager or an affiliate will serve as investment adviser to some pools in which the Fund invests, leading to potential conflicts of interest.

Notes to Financial Statements

Annual Report April 30, 2020

Market Disruption and Geopolitical Risk

Communicable diseases, including those that result in pandemics or epidemics, may pose significant threats to human health, and such diseases, along with any efforts to contain their spread, may be highly disruptive to both global and local economies and markets, with significant negative impact on individual issuers, sectors, industries, and asset classes. Significant public health crises, including those triggered by the transmission of a communicable disease and efforts to contain it, may result in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019. Further details on the impact of this risk can be found in the Fund's prospectus.

For further information on risk please refer to the Fund's prospectus.

Note I — Liquidity Risk Management Program (unaudited)

In accordance with Rule 22e-4 (the "Liquidity Rule") under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Fund, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking into account the investment strategy, liquidity profile, and redemption policy and history of the Fund, with the objective of maintaining a level of liquidity that is appropriate in light of the Fund's obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

During the reporting period, the Fund maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as "Highly Liquid Investments."

As a result, the Fund has not adopted a Highly Liquid Investment minimum. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the reporting period, there were no liquidity events that materially affected the performance of the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Manager, which has been designated by the Board to administer the Program, determined that, during the reporting period, the Program operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risks applicable to the Fund can be found in the Fund's prospectus.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

The Manager has contractually agreed to waive its Advisory Fee with respect to the Fund from May 1, 2020 until May 1, 2022, such that the effective base Advisory Fee under the Fund's investment advisory agreement shall be calculated at an annual rate equal to 0.08% for average daily net assets of the Fund up to $2 billion, 0.06% for average daily net assets of the Fund over $2 billion and up to $5 billion, and 0.05% for average daily net assets of the Fund over $5 billion. This contractual agreement (the "Temporary Advisory Fee Waiver") will be given effect independently of the application of the Affiliated Fund Waiver, which is described in more detail in Note B.

The Manager has contractually agreed to waive its fees and/or bear other expenses of the Fund from May 1, 2020 until May 1, 2022 to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses, acquired fund fees and expenses and extraordinary expenses) attributable to Class K or Institutional Class shares exceed an amount equal to 0.40% on an annual basis (based on the average daily net assets of the Fund) minus any amount waived under the Affiliated Fund Waiver attributable to such class. The Expense Limitation will be applied after giving effect to the Temporary Advisory Fee Waiver described above.

Notes to Financial Statements

Annual Report April 30, 2020

There were no other subsequent events identified between April 30, 2020 and the issuance of the Financial Statements.

Note K — Legal Notice (unaudited)

ICE

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Report of Independent Registered Public Accounting Firm

Annual Report April 30, 2020

To the Shareholders of Baillie Gifford Multi Asset Fund and
Board of Trustees of Baillie Gifford Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Baillie Gifford Multi Asset Fund (the "Fund"), a series of Baillie Gifford Funds, as of April 30, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2020, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Baillie Gifford Overseas Limited's investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio
June 23, 2020

Supplemental Information (unaudited)

Annual Report April 30, 2020

Federal Income Tax Information

Qualified dividend income was taxable to the Fund through April 30, 2020. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	Qualified Dividend Income
Baillie Gifford Multi Asset Fund	13.27%

For corporate shareholders, the percentage of ordinary income distributions for the year ended April 30, 2020 for the corporate dividends-received deduction is:

Fund	Dividends-received Deductions
Baillie Gifford Multi Asset Fund	0.96%

Supplemental Information (unaudited)

Annual Report April 30, 2020

Management of the Trust

The following tables set forth the Trustees and officers of the Trust, their principal occupations during the past five years, and certain other information as of April 30, 2020.

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation and Other Directorships Held During Past 5 Years(2)	Number of Funds in Fund Complex overseen by Trustee(3)
Indepedent Trustees
Howard W. Chin 1952	Trustee	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).	17
Pamela M.J. Cox 1952	Trustee	Since 2017	Retired. Formerly: Senior Associate (nonresident), CSIS (think-tank); Senior Vice President; Vice President East Asia, World Bank Group (international bank & financial services).	17
Bruce C. Long 1945	Trustee, Chair of the Nominating and Governance Committee	Since 2009	Global Financial Consultant.	17
Robert E. Rigsby 1949	Trustee, Chair of the Audit Oversight Committee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Energy, Inc. (electric and gas energy company).	17
Interested Trustee
David Salter(4) 1975	Trustee, Chairman of the Board, and President	Since 2016 (Previously Vice President since 2014)	Partner, Baillie Gifford & Co. (investment adviser); CEO & Chair, Baillie Gifford Funds Services LLC (broker-dealer).	17

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)
Officers (other than officers who are also Trustees)

Andrew Telfer 1967	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co. (investment adviser).
Michael Stirling-Aird 1977	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited (investment adviser).
Julie Paul 1975	Vice President	Since 2012	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).
Tim Campbell 1975	Vice President	Since 2014	Partner, Baillie Gifford & Co. (investment adviser); Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
Lindsay Cockburn 1978	Treasurer	Since 2015	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).

Supplemental Information (unaudited)

Annual Report April 30, 2020

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)
Officers (other than officers who are also Trustees)

Gareth Griffiths 1973	Secretary and Chief Legal Officer	Secretary since 2015; Chief Legal Officer since 2017	Senior Legal Counsel for Baillie Gifford & Co. (investment adviser).
Graham Laybourn 1966	Vice President	Since 2018	Partner, Baillie Gifford & Co. (investment adviser).
Suzanne Quinn 1979	Chief Compliance Officer and AML Compliance Officer	Since 2018	Manager, Compliance Department, Baillie Gifford & Co. (investment adviser).
Evan Delaney 1969	Chief Risk Officer	Since 2013	Partner, Baillie Gifford & Co. (investment adviser); Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group (investment adviser).
Lesley-Anne Archibald 1988	Vice President	Since 2017	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).

The address of each Trustee and officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(1)  Length of time served relates to the relevant Trustee's or officer's service at the position listed under position(s) held with Trust. There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. Thereafter, such Trustee offers to tender his or her resignation from the Board, and the Nominating and Governance Committee, at its discretion, makes a recommendation to the Board whether to accept or reject such resignation annually. The Chair of the Board and President of the Trust are elected annually by the Board of Trustees. Other officers may be elected or appointed by the Trustees at any time.

(2)  Previous positions during the past five years with Baillie Gifford & Co., the Manager, and Baillie Gifford Group are omitted if not materially different from the positions listed.

(3)  The number of Funds in the Fund complex overseen by the Trustee includes series of the Trust not included in this shareholder report or which have not yet commenced investment operations as of the date hereof.

(4)  David Salter is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager and his role as an officer of the Trust.

Additional information regarding the Trustees is in the Fund's Statement of Additional Information and is available upon request, without charge, by calling the Manager at 011-44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Manager at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent

12-month period ended June 30 is also available without charge upon request by calling the Manager at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at http://www.sec.gov. The Fund's holdings can also be found at Baillie Gifford Funds' website: http://USmutualfund.bailliegifford.com.

Copyright © Baillie Gifford & Co 2015.

Item 2. Code of Ethics.

(a)         The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         Not applicable.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)         The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)          Not applicable.

(f)           The registrant’s Code of Ethics is attached hereto as an exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Mr. Robert E. Rigsby, is qualified to serve as an audit committee financial expert serving on its audit oversight committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following fees being reported are those charged with respect to services provided in relation to Baillie Gifford Multi Asset Fund.

Audit Fees

(a)         The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $25,200 for 2020 and $22,400 for 2019.

An additional payment of $6,838 was made for year 2019. This was an out of pocket expense in  relation to the audit services provided.

Audit-Related Fees

(b)         The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2019.

Tax Fees

(c)          The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,000 for 2020 and $7,000 for 2019. These services are related to the review of federal and state income tax returns, excise tax returns, and the review of the distribution requirements for excise tax purposes.

All Other Fees

(d)         The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2020 and $2,900 for 2019.

(e)(1)  In order for the Trust’s accountant to remain independent, the following engagements must be approved in advance by the Trust’s Audit Oversight Committee or pursuant to the Pre-Approval Policies and Procedures for Audit and Non-Audit Services, as adopted by the Trust’s Audit Oversight Committee:

(a)         any engagement of the accountant to provide audit services or non-audit services to the Trust; and

(b)         any engagement of the accountant to provide non-audit services to the Trust’s investment adviser, or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Trust (“Service Providers”), if the engagement relates directly to the operations and financial reporting of the Trust.

(e)(2)     The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Audit Related Fees - Not Applicable

(c) Tax Fees - 100%

(d) All Other Fees - 100%

(f)           Not applicable.

(g)          The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $6,838 for 2020 and $0 for 2019.

(h)         Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)               Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)               Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-

15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(c)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date:	June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date:	June 25, 2020

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date:	June 25, 2020

* Print the name and title of each signing officer under his or her signature.